Acquisitions and Divestitures - Acquisition of Peak Achievement Athletics Inc. (Details) - Peak Achievement Athletics, Inc. - USD ($) $ in Millions		12 Months Ended
	Dec. 20, 2024	Dec. 31, 2023
Acquisitions and Divestitures
Percentage equity interest in acquiree	100.00%	42.60%
Purchase consideration	$ 765.0
New non-recourse borrowings	339.0
Fair value of equity interest previously held	325.7
Cash consideration	100.3
Gain on remeasurement of previously held equity interest	$ 203.4
Sagard Holdings Inc.
Acquisitions and Divestitures
Percentage of interests acquired	42.60%
Other Minority Shareholders
Acquisitions and Divestitures
Percentage of interests acquired	14.80%